Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor ETF Trust
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Harbor Corporate Culture Leaders ETFHarbor Corporate Culture ETFAugust 22, 2023Harbor ETF Trust’s Board of Trustees has approved name changes from: 1) Harbor Corporate Culture Leaders ETF to Harbor Human Capital Factor Unconstrained ETF; and 2) Harbor Corporate Culture ETF to Harbor Human Capital Factor US Large Cap ETF. The name changes are effective September 5, 2023.
Harbor Corporate Culture ETF
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Harbor Corporate Culture Leaders ETFHarbor Corporate Culture ETFAugust 22, 2023Harbor ETF Trust’s Board of Trustees has approved name changes from: 1) Harbor Corporate Culture Leaders ETF to Harbor Human Capital Factor Unconstrained ETF; and 2) Harbor Corporate Culture ETF to Harbor Human Capital Factor US Large Cap ETF. The name changes are effective September 5, 2023.
Harbor Corporate Culture Leaders ETF
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Harbor Corporate Culture Leaders ETFHarbor Corporate Culture ETFAugust 22, 2023Harbor ETF Trust’s Board of Trustees has approved name changes from: 1) Harbor Corporate Culture Leaders ETF to Harbor Human Capital Factor Unconstrained ETF; and 2) Harbor Corporate Culture ETF to Harbor Human Capital Factor US Large Cap ETF. The name changes are effective September 5, 2023.